Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties ₪ in Thousands	12 Months Ended
Dec. 31, 2020 ILS (₪)
2018 [Member]
Key management personnel:
Research and development	₪ 1,468
Marketing, general and administrative	1,252
2019 [Member]
Key management personnel:
Research and development	5,395
Marketing, general and administrative	3,653
2020 [Member]
Key management personnel:
Research and development	1,800
Marketing, general and administrative	5,100
USD [Member] | 2020 [Member]
Key management personnel:
Research and development	560
Marketing, general and administrative	₪ 1,586